[H & M Final]
[Translation]

SECURITIES REGISTRATION STATEMENT

ANNUAL SECURITIES REPORT

(The Fifth Fiscal Year)
From: July 1, 1998
To: June 30, 1999

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM EUROPE GROWTH FUND

SECURITIES REGISTRATION STATEMENT

PUTNAM EUROPE GROWTH FUND

SECURITIES REGISTRATION STATEMENT

To:  Director of Kanto Local Finance Bureau

                                              Filing Date: December 17, 1999

Name of the Registrant Trust:                 PUTNAM EUROPE GROWTH FUND

Name of Trustees:                             George Putnam
                                              John A. Hill
                                              William F. Pounds
                                              Jameson A. Baxter
                                              Hans H. Estin
                                              Ronald J. Jackson
                                              Paul L. Joskow
                                              Elizabeth T. Kennan
                                              Lawrence J. Lasser
                                              John H. Mullin, III
                                              Robert E. Patterson

                                              George Putnam, III
                                              A.J.C. Smith
                                              W. Thomas Stephens
                                              W. Nicholas Thorndike

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U. S. A.

Name and Title of Registration Agent:         Harume Nakano
                                              Attorney-at-Law
                                              Signature [Harume Nakano]
                                              -------------------------
                                              (Seal)

                                              Ken Miura
                                              Attorney-at-Law
                                              Signature [Ken Miura]
                                              ---------------------
                                              (Seal)

Address or Place of Business                  Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Name of Liaison Contact:                      Harume Nakano
                                              Ken Miura
                                              Attorneys-at-Law
- ii -
Place of Liaison Contact:                     Hamada & Matsumoto
                                              Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Phone Number:                                 03-3580-3377

Public Offering or Sale for Registration

Name of the Fund Making Public                PUTNAM EUROPE GROWTH FUND
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of                  Up to 50 million Class M shares.
Foreign Investment Fund Securities            Up to the total amount obtained
to be Publicly Offered or Sold:               by aggregating the net asset
                                              value per Class M share in
                                              respect of  50 million Class M
                                              shares (The maximum amount
                                              expected to be sold is 1,127
                                              million U.S. dollars
                                              ([YEN] 118.335 billion.)

Note 1: U.S. $amount is translated into Japanese Yen at the rate of I
        USD= [YEN] 105.00, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 29, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M share as of October 29, 1999(USD22.54) by 50 million Class M shares for convenience.

Places where a copy of this Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Securities Registration Statement is 19)

C O N T E N T S

                                              Japanese          This
                                              Original         English
                                                              Translation

PART I. INFORMATION CONCERNING SECURITIES         1               1

PART II. INFORMATION CONCERNING ISSUER            4               6

I. DESCRIPTION OF THE FUND                        4               6

II. OUTLINE OF THE FUND                           4               6

III. OUTLINE OF THE OTHER RELATED COMPANIES       4               6

IV. FINANCIAL CONDITION OF THE FUND               4               6

V. SUMMARY OF INFORMATION CONCERNING
FOREIGN INVESTMENT TRUST SECURITIES               4               6

VI. MISCELLANEOUS                                 4               6

PART III. SPECIAL INFORMATION                     6               8

I. OUTLINE OF THE REGULATORY SYSTEM IN
THE UNITED STATES                                 6               8

II. FINANCIAL CONDITION OF THE INVESTMENT
MANAGEMENT COMPANY                               12              15

III. FORM OF FOREIGN INVESTMENT
FUND SECURITIES                                  12              15


PART I. INFORMATION CONCERNING SECURITIES

1. NAME OF FUND:                    PUTNAM EUROPE GROWTH FUND
                                    (hereinafter referred to as the "Fund")

2. NATURE OF FOREIGN                Four classes of shares (Class A shares,
   INVESTMENT FUND                  Class B shares, Class C shares and Class M
   SECURITIES CERTIFICATES:         shares) being all registered without par
                                    value.  In Japan, Class M shares (all
                                    hereinafter referred to as the "Shares") are for public offering. No rating has been acquired.

3. NUMBER OF SHARES TO              Up to 50 million Shares
   BE OFFERED FOR SALE
   (IN JAPAN)

4. TOTAL AMOUNT OF                  Up to the total amount obtained by
   OFFERING PRICE:                  aggregating the the respective net asset
                                    value of each Share in respect of 50
                                    million Shares (The maximum amount expected to be sold is 1,127 million U.S. Dollars
                                    ([YEN] 118.335 billion).

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the larger of the net asset value per Share of Class M Shares as of October 29, 1999 ($22.54) by the number of Shares to be offered (50 million).

Note 2: Dollar amount is translated, for convenience, at the rate of $1.00= [YEN] 105.00 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 29, 1999). The same applies hereinafter.

Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, simply multiplying the corresponding amount makes translation into yen by the conversion rate specified and rounding up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5. ISSUE PRICE:                     The Net Asset Value per Share is calculated
                                    the day after the application for purchase is received by the Fund.

6. SALES CHARGE:                    Class M Shares:
                                    Sales charge (in Japan) is 3.50% of the net asset value.

   Note: 0.50% of the amount calculated by dividing the net asset value by (1-0.035) and rounding to three decimal places will be retained by Putnam Mutual Funds Corp.

7. MINIMUM AMOUNT OR                The minimum amount for purchase of
   NUMBER OF SHARES                 Shares is 100 Shares.  Shares may be
   FOR SUBSCRIPTION:                purchased in integral multiples of 10
                                    Shares.

8. PERIOD OF SUBSCRIPTION:          From: January 4, 2000 (Tuesday)
                                    To:   December 29, 2000 (Friday),
                                    provided that the subscription is handled only on a day that is both a Fund Business
                                    Day and a business day when securities
                                    companies are open for business in Japan.

   Note: A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

9. DEPOSIT FOR SUBSCRIPTION:        None.

10. PLACE OF SUBSCRIPTION:          Yamatane Securities Co., Ltd. (hereinafter
                                    referred to as " Yamatane" or the
                                    "Distributor") 7-12, Nihonbashi-kabutocho,
                                    Chuo-ku, Tokyo

    Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11. DATE AND PLACE                  Investors shall pay the Issue Price and
    OF PAYMENT:                     Sales Charge to Yamatane within 4 business
                                    days in Japan from the day when Yamatane confirms the execution of the order (the
                                    "Trade Day"). The total issue price for
                                    each Application Day will be transferred by Yamatane to the account of the Fund at Putnam Fiduciary Trust Company, the transfer agent, within 4 Fund Business
                                    Days (hereinafter referred to as "Payment
                                    Date") from (and including) the
                                    Application Day.

12. OUTLINE OF UNDERWRITING, ETC.:

(A) Yamatane undertakes to make a public offering of Shares in accordance with an agreement dated June 22, 1998 with Putnam Mutual Funds Corp. in connection with the sale of the Shares in Japan.

(B) Yamatane will execute or forward purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies (each hereinafter referred to as a "Sales Handling Company") to the Fund.

Note: A "Sales Handling Company" means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.

(C) The Fund has appointed Yamatane as the Agent Company in Japan.

Note: The "Agent Company" shall mean the company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") or other Sales Handling Companies rendering other services.

13. MISCELLANEOUS:

(A) Method of Subscription:

    Investors who subscribe to Shares shall enter into an agreement with a Sales Handling Company concerning transactions of foreign securities. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account and other prescribed contracts (the "Contracts"), and the investors shall submit to the Sales Handling Company an application requesting the opening of a transactions account under the Contracts. The subscription amount shall be paid in yen in principle and the yen exchange rate shall be the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription, which shall be determined by such Sales Handling Company.

    Yamatane shall pay the subscription amount in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund on the Payment Date.


(B) PERFORMANCE INFORMATION

     The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class M shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, the fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS M SHARES]

Calendar Year Total Returns for class M shares

1991        13.46

1992        -1.81

1993        30.32

1994         5.99

1995        21.16

1996        22.16

1997        21.32

1998        23.12

During the periods shown in the bar chart, the highest return for a quarter was 19.92% (quarter ending 3/31/98) and the lowest return for a quarter was -18.38% (quarter ending 9/30/98).

Average Annual Total Returns (for periods ending 12/31/98)
-------------------------------------------------------------------------------
                              Past 1 year   Past 5 years   Since Inception *
-------------------------------------------------------------------------------
Class M                         18.82%         17.72%          15.55%
-------------------------------------------------------------------------------
MSCI Europe Index               28.53%         19.11%          14.89%
-------------------------------------------------------------------------------

* Inception date: 12/1/94

Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charge. Performance of Class M shares in the bar chart and table following the chart, for periods prior to their inception on December 1, 1994, is derived from the historical performance of the Fund's class A shares (not offered in Japan), adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by class M shares. The Fund's performance is compared to the Morgan Stanley Capital International Europe Index (MSCI), an unmanaged index of equity securities originating in one of the fifteen European countries.

(C) FEES AND EXPENSES

This table summarizes the fees and expenses investors may pay if they invest in the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from investor's investment)
-------------------------------------------------------------------------------
                                                               Class M Shares
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                             3.50%
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is
lower)                                                               NONE
-------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                                  Total Annual
                                                                      Fund
                Management    Distribution                          Operating
                  Fees        (12b-1) Fees     Other Expenses       Expenses
-------------------------------------------------------------------------------
Class M          0.70%           0.75%            0.28%               1.73%
-------------------------------------------------------------------------------

(D) EXAMPLE

This example translates the "total annual fund operating expenses" shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that an investor invests $10,000 in the fund for the time periods shown and then redeems all shares at the end of those periods. It also assumes a 5% return on an investor's investment each year and that the fund's operating expenses remain the same. The example is hypothetical; actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                    1 year       3 years      5 years   10 years
-------------------------------------------------------------------------------
Class M              $520         $876        $1,256     $2,319
-------------------------------------------------------------------------------

(E) Offerings other than in Japan:

Shares are simultaneously offered in the United States of America.

PART II. INFORMATION CONCERNING ISSUER

I. DESCRIPTION OF THE FUND

   The description in this item is same as the description in I. DESCRIPTION OF THE FUND of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

II. OUTLINE OF THE FUND

    The description in this item is same as the description in II. OUTLINE OF THE FUND of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

III. OUTLINE OF THE OTHER RELATED COMPANIES

     The description in this item is same as the description in III. OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

IV.  FINANCIAL CONDITIONS OF THE FUND

     The description in this item is same as the description in IV. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report (The Fifth Fiscal
     Year) attached hereafter.

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES

     The description in this item is same as the description in V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES of the Annual Securities Report (The Fifth Fiscal Year) attached hereafter.

VI.  MISCELLANEOUS

(1) The following documents in relation to the Fund were filed with the Director of Kanto Local Finance Bureau.

         July 1, 1998:       Amendment to Securities Registration Statement
         December 18, 1998:  Securities Registration Statement
         December 22, 1998: Amendment to Securities Registration Statement December 25, 1998: Amendment to Securities Registration Statement
         March 31, 1999:     Semi-annual Report (during the fifth term)
                             Amendment to Securities Registration Statement
         June 18, 1999:      Securities Registration Statement
         June 21, 1999: Amendment to Securities Registration Statement June 25, 1999: Amendment to Securities Registration Statement

(2) The ornamental design is used on cover page of the Japanese Prospectus.

(3) The following must be set forth in the Prospectus.

Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Financial Condition of the Fund" in Part II,
Information on the Issuer, of the SRS.

(4) Summarized Preliminary Prospectus will be used.

Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.

(a) The content of the summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mail in envelopes) or at newspapers, magazines, Internet and other books.

(b) The layout, quality of papers, printing color, design etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.

(c) For information of the Fund's performance, the changes of the net asset value per share and the rate fluctuation since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.

(d) For information of the type of the Fund, diversification of investment portfolio in type of assets and/or the name of country may be set forth in the figures or graphs. As to such information the latest information which is available from time to time after the filing of the Securities
Registration Statement may be set forth.

PART III. SPECIAL INFORMATION

I. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information that may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I. Massachusetts Business Trusts

A. General Information

Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

B. Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II. United States Investment Company Laws and Enforcement

A. General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

1. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

2. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

3. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

4. The Internal Revenue Code

An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

5. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

2. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

C. Offering Shares to the Public

An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund that continuously offers its shares is subject to numerous ongoing requirements, including, but not limited to;

1. Updating its prospectus if it becomes materially inaccurate or misleading;

2. Annual update of its registration statement;

3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

5. Maintenance of a code of ethics; and

6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV. Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

B. Redemption

Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V. Shareholder Information, Rights and Procedures for the Exercise of Such
   Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

B. Dividends

Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

D. Transferability

Shares of a fund are typically transferable without restriction.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI. U.S. Tax Matters

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Fund distributions generally will be taxable to shareholders as ordinary income, except that any distributions designated by the Fund as deriving from net gains on securities held by the Fund for more than one year will be taxable as such, regardless of how long a shareholder has held shares in
the Fund.   Distributions will be taxable as described above whether
received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

Distributions from capital gains are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets held by corporation (generally determined by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

New regulations relating to withholding tax on income paid to foreign persons (the "New Withholding Regulations") will generally be effective for payments made after December 31, 2000. The New Withholding Regulations modify and, in general, unify the way in which non-U.S. investors establish their status as non-U.S. States "beneficial owners" eligible for withholding exemptions including a reduced treaty rate or an exemption from backup withholding. For example, the new regulations will require new forms, which non-U.S. investors will generally have to provide earlier than they would have had to provide replacements for expiring existing forms.

The New Withholding Regulations clarify withholding agents' reliance standards. They also require additional certifications for claiming treaty benefits. For example, a non-U.S. investor may be required to provide a TIN, and may have to certify that he/she "derives" the income with respect to which the treaty benefit is claimed within the meaning of applicable regulations. The New Withholding Regulations also provide somewhat different procedures for foreign intermediaries and flow-through entities, such as foreign partnerships, to claim the benefit of applicable exemptions on behalf of non-U.S. investors for which or for whom they receive payments. The New Withholding Regulations also amend the foreign broker office deinition as it applies to partnerships.

The New Withholding Regulations are complex and this summary does not completely describe them. Non-U.S. investors should consult with their tax advisors to determine how the New Withholding Regulationswill affect their particular circumstances.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for at least 31 days during the calendar year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan", above.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local or foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law.

VII. Important Participants in Offering of Mutual Fund Shares

A. Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

B. Investment Adviser/Administrator

The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

C. Underwriter

An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

D. Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

E. Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

II. FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY

Japanese translation of the statements for the fiscal years ended December 31, 1998 and 1997.

III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

(1) Front

 a. Name of the Fund
 b. Number of shares represented
 c. Signatures of the Chairman and Transfer Agent
 d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

(2) Back

 a. Space for endorsement
 b. Description concerning delegation of transfer agency








[Translation]

ANNUAL SECURITIES REPORT

(The Fifth Fiscal Year)
From: July 1, 1998
To: June 30, 1999

PUTNAM EUROPE GROWTH FUND

ANNUAL SECURITIES REPORT
(The Fifth Fiscal Year)
From: July 1, 1998
To: June 30, 1999

To:  Director of Kanto Local Finance Bureau

                                         Filing Date: December 17, 1999

Name of the Registrant Trust:            PUTNAM EUROPE GROWTH FUND

Name of Trustees:                        George Putnam
                                         William F. Pounds
                                         Jameson A. Baxter
                                         Hans H. Estin
                                         John A. Hill
                                         Ronald J. Jackson
                                         Paul L. Joskow
                                         Elizabeth T. Kennan
                                         Lawrence J. Lasser
                                         John H. Mullin, III
                                         Robert E. Patterson
                                         George Putnam, III
                                         A.J.C. Smith
                                         W. Thomas Stephens
                                         W. Nicholas Thorndike

Address of Principal Office:             One Post Office Square
                                         Boston, Massachusetts 02109
                                         U. S. A.

Name and Title of Registration Agent:    Harume Nakano
                                         Attorney-at-Law
                                         Signature [Harume Nakano
                                         ------------------------
                                         (Seal)

                                         Ken Miura
                                         Attorney-at-Law
                                         Signature [Ken Miura]
                                         ---------------------
                                         (Seal)

Address or Place of Business             Kasumigaseki Building, 25th Floor
                                         2-5, Kasumigaseki 3-chome
                                         Chiyoda-ku, Tokyo

-ii-

Name of Liaison Contact:                 Harume Nakano
                                         Ken Miura
                                         Attorneys-at-Law

Place of Liaison Contact:                Hamada & Matsumoto
                                         Kasumigaseki Building, 25th Floor
                                         2-5, Kasumigaseki 3-chome
                                         Chiyoda-ku, Tokyo

Phone Number:                            03-3580-3377

Places where a copy of this Annual Securities Report is available for Public Inspection

Not applicable.

(Total number of pages of this Annual Securities Report is 77.)

C O N T E N T S

                                             Japanese                 This
                                             Original                English
                                                                   Translation

I. DESCRIPTION OF THE FUND                      1                       1

1. GENERAL INFORMATION                          1                       1

2. INVESTMENT POLICY                            6                       7

3. MANAGEMENT STRUCTURE                        10                      12

4. INFORMATION CONCERNING THE EXERCISE OF
   RIGHTS BY SHAREHOLDERS, ETC.                20                      25

5. STATUS OF INVESTMENT PORTFOLIO              22                      29

II. OUTLINE OF THE FUND                        25                      32

III. OUTLINE OF THE OTHER RELATED COMPANIES    64                      65

IV. FINANCIAL CONDITION OF THE FUND            66                      70

V. FINANCIAL CONDITION OF THE INVESTMENT
   MANAGEMENT COMPANY                         128                      73

VI. SUMMARY OF INFORMATION CONCERNING
    FOREIGN INVESTMENT TRUST SECURITIES       149                      73

VII. REFERENCE INFORMATION                    149                      73

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00= [YEN] 105.00, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 29, 1999.

Note 2: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 3: In this report, "fiscal year" refers to a year from July 1 to June 30 of the following year. However, the first fiscal year refers to a period from December 1, 1994 (Incorporation of the Fund) to June 30, 1995.


I. DESCRIPTION OF THE FUND

1. GENERAL INFORMATION

(A) Outline of Laws Regulating the Fund in the Jurisdiction Where
Established:

(1) Name of the Fund:  Putnam Europe Growth Fund (the "Fund")

(2) Form of the Fund

Putnam Europe Growth Fund is a Massachusetts business trust organized on November 10, 1988. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into series. Only the Fund's Class M Shares are currently offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

Each share has one vote, with fractional shares voting proportionally.
Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems their shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one, which could apply to both present and future shareholders.

(3) Governing Laws

The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

Chapter 182 provides in part as follows:

A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

b. Investment Company Act of 1940

The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

c. Securities Act of 1933

The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

d. Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

e. The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

f. Other laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

(B) Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

b. State authorities typically have broad authority to regulate the activities of broker, dealers, or other persons directly or indirectly engaged in activities relating to the offering and sale of securities to their residents or within their jurisdictions.

(C) Objectives and Basic Nature of the Fund:

GOAL

The Fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES -- EUROPEAN GROWTH AND VALUE STOCKS

We mainly invest in common stocks issued by European companies. We first select the countries and industries we believe are attractive. We then seek stocks offering opportunity for gain. These may include both growth and value stocks. Growth stocks are issued by companies whose earnings we believe are likely to grow faster than the European economy as a whole. Growth in earnings may lead to an increase in the price of the stock. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of these stocks may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets, such as those in Eastern Europe.

MAIN RISKS

The main risks that could adversely affect the value of this fund's shares and the total return on your investment include:

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risks of investing mostly in one geographic region. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting European investments is significantly greater than for a more geographically diversified fund, and may result in greater losses and volatility.

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform.

Investors can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance Corporation or any other government agency.

(D) History of the Fund:

November 10, 1988:                         Organization of the Fund as a
                                           Massachusetts business trust.
                                           Adoption of the Agreement and
                                           Declaration of Trust.

July 13, 1990:                             Adoption of the Amended and Restated
                                           Agreement and Declaration of Trust

(E) Affiliated Companies of the Fund:

Names and related business of the affiliated companies of the Fund are as follows:

(1) Putnam Investment Management, Inc. (the "Investment Management Company") renders investment management services to the Fund.

(2) Putnam Fiduciary Trust Company (the "Custodian" and the "Investor Servicing Agent") acts as Custodian and Investor Servicing Agent.

(3) Putnam Mutual Funds Corp. (the "Principal Underwriter") engages in providing marketing services to the Fund.

(4) Yamatane Securities Co., Ltd. ("Distributor in Japan" and "Agent Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent company.


Related Companies of the Fund

Fund

Putnam Europe Growth Fund

Trustees
(Agreement and                                 Investor
Declaration of Trust)                          Servicing
                                               Agreement

Distribution Agreement                     Custodian Agreement

Principal                                  Custodian Investor
Underwriter                                 Servicing Agent

Putnam Mutual                               Putnam Fiduciary
Funds Corp.                                  Trust Company

(acts as distributor)                    (acts as custodian and
                                          investor servicing
                                          agent of the Fund)

Japan Dealer
Sales Agreement

                      Agent Company        Mangement Contract
                       Agreement

Distributor in Japan                           Investment
Agent Company                               Management Company

Yamatane Securities Co., Ltd.       Putnam Investment Management, Inc.

(forwarding of sales in Japan      (acts as investment manager of the
and rendering of service as         Fund and investment advisor
agent company)                      concerning the Fund's assets


2. INVESTMENT POLICY

(A) Basic Policy for Investment and Objects of Investment (including risk factors):

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in growth and value stocks issued by European companies. We will consider, among other things, a company's financial strength, competitive position in its industry and projected future earnings and dividends when deciding which investments to buy or sell. A description of the risks associated with the Fund's main investment strategies follows.

Common stocks

Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in the same or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks

We invest in stocks of companies whose earnings we believe are likely to grow faster than the economy as a whole. These growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for the company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong then the price of the company's stock may fall or not approach the value that we have placed on it.

Value stocks

We also invest in companies whose stock we believe is undervalued in the market, often because the market has reacted to adverse developments, or has failed to appreciate positive changes. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company's prospects is wrong or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that we have placed on it.

Non-U.S. investments

We may invest without limit in securities of non-U.S. issuers. Non-U.S. investments involve certain special risks, including;

* Unfavorable changes in currency exchange rates: Non-U.S. investments are typically issued and traded in non-U.S. currencies. As a result, their values may be affected by changes in the exchange rates between particular non-U.S. currencies and the U.S. dollar.

* Political and economic developments: Non-U.S. investments may be subject to the risks of seizure by a non-U.S. government, imposition of restrictions on the exchange or transport of non-U.S. currency, and tax increases.

* Unreliable or untimely information: There may be less information publicly available about a non-U.S. company than about most U.S. companies, and non-U.S. companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States.

* Limited legal recourse: Legal remedies for investors such as the Fund may be more limited than those available in the United States.

* Limited markets: Certain non-U.S. investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means the Fund may at times be unable to sell these non-U.S. investments at desirable prices. For the same reason, we may at times find it difficult to value the fund's non-U.S. investments.

* Trading practices: Brokerage commissions and other fees are generally higher for non-U.S. investments than for U.S. investments. The procedures and rules for settling non-U.S. transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

* Lower yield: Common stocks of non-U.S. companies have historically offered lower dividends than stocks of comparable U.S. companies. Non-U.S. withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund. The fund's yield is therefore expected to be lower than yields of most funds that invest mainly in U.S. companies.

The risks of non-U.S. investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in non-U.S. currencies, investments in U.S. companies that are traded in non-U.S. markets, or to investments in U.S. companies that have significant non-U.S. operations. Special U.S. tax considerations may apply to our non-U.S. investments.

Geographic focus

Developments in European economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. This risk may be heightened by efforts of the member countries of the European Union to continue to unify their economic and monetary policies, which may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Derivatives

We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depend upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the unavailability of suitable derivatives.

Derivatives involve special risks and may result in losses. The fund depends on our ability to handle these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. Our use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Other investments

In addition to the main investment strategies described above, we may also make other types of investments, such as investments in preferred stocks, convertible securities and debt securities which may be subject to other risks.

Alternative strategies

At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of the fund's shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing solely in the United
States.   However, we may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent us from achieving the fund's goal.

Changes in policies

The Fund's Trustees may change the Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

(B) Restrictions on Investment:

Except as otherwise specifically designated, the investment restrictions described in this document are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain U.S. federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign (non-U.S.) exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although certain of the Fund's fundamental investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

It is contrary to the Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b) and (c) above.

In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan and such standards are required as a condition of such offer for sale, comply with the following standards of selection of the Japan Securities Dealers Association.

1. The Fund will not invest more than 15% of its net assets in securities that are not traded on an official exchange or other regulated market including without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by Putnam Investment Management, Inc. to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);

2. The Fund will not borrow money in excess of 10% of the value of its total assets;

3. The Fund will not make short sales of securities in excess of the Fund's net asset value; and

4. The Fund will not together with other mutual funds managed by Putnam Investment, Inc., acquire more than 50% of the outstanding voting securities of any issuer.

If any violation of the foregoing standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Geographic focus

We normally invest at least 65% of the fund's total assets in European companies. We consider the following to be European companies:

* companies organized under the laws of a European country,

* companies whose principal office is located in a European country,

* companies whose common stock is traded principally on a securities exchange in Europe,

* companies that earn 50% or more of their total revenues from business in Europe, or

* companies with 50% or more of their assets located in a European country.

(C) Distribution Policy:

The Fund distributes any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers. The payment to Japanese investors may be made, in principle, in accordance with the record date in December each year by Yamatane.

3. MANAGEMENT STRUCTURE

(A) Outline of Management of Assets, etc.:

A. Valuation of assets:

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays:
New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines the net asset value of each class as of the close of regular trading on the Exchange, currently 4:00 p.m., New York time. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., New York time, and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m., New York time.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total value of the assets attributable to a class, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, Investment Management Company determines their fair value using procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as non-U.S. securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value using procedures approved by the Trustees.

B. Management Fee, etc.:

(1) Management Fee:

(a) Management and Agent Securities Company Fees

Under a Management Contract dated October 21, 1996, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next
$5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.540% of the next $5 billion, and 0.530% thereafter.

For the fiscal year ending on June 30, 1999, 1998 and 1997, the Fund paid $12,211,545, $6,715,370 and $2,875,190, respectively, as a management fee.

(b) Custodian Fee and Charges of the Investor Servicing Agent
Putnam Fiduciary Trust Company, the Fund's Custodian, shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, will be borne by the Fund.

The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on June 30, 1999, the Fund paid $3,852,012 as a custodian fee and investor servicing agent fee.

(c) Fees under Class M Distribution Plan

The Class M distribution plan provides for payments by the Fund to Putnam Mutual Funds Corp. at the annual rate of 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.75% of such assets.

Payments under the plan are intended to compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including payments to dealers mentioned below. Payments to dealers are subject to the continuation of the Class M distribution plan and the terms of an agreement between Yamatane and Putnam Mutual Funds Corp.

The payments to dealers are based on the average net asset value of Class M shares attributable to shareholders for whom Yamatane and other dealers are designated as the dealer of record. Putnam Mutual Funds Corp. makes quarterly payments to dealers (including Yamatane) at the annual rate of 0.25% of the average net asset value of Class M shares.

Putnam Mutual Funds Corp. also pays to Yamatane and other dealers, as additional compensation with respect to the sale of Class M shares, 0.40% of such average net asset value of Class M shares, respectively. For Class M shares, the total annual payment to Yamatane and other dealers equals 0.65% of such average net asset value.

For the fiscal year ending on June 30, 1999, the Fund paid fees under the distribution plan of $1,024,513 for Class M shares.

(d) Other Expenses:

The Fund pays all expenses not assumed by Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $20,474 for fiscal 1999.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Board Policy Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 1999 and the fees paid to each Trustee by all of the Putnam funds during calendar 1998:





COMPENSATION TABLE

                                     Pension or        Estimated           Total
                       Aggregate      retirement    annual benefits    compensation
                     compensation  benefits accrued     from all         from all
                       from the      as part of       Putnam funds        Putnam
Trustees/Year          fund (1)    fund expenses    upon retirement (2)  funds (3)
---------------------------------------------------------------------------------------
Jameson A. Baxter/
1994 (4)                $2,003          $408            $95,000           $207,000
Hans H. Estin/
1972                     1,991           882             95,000            182,500
John A. Hill/
1985 (4) (5)             2,163           396            115,000            200,500
Ronald J. Jackson/
1996 (4)                 2,031           352             95,000            200,500
Paul L. Joskow/
1997 (4)                 1,991            96             95,000            180,500
Elizabeth T. Kennan/
1992                     1,991           520             95,000            200,500
Lawrence J. Lasser/
1992                     1,991           394             95,000            178,500
John H. Mullin, III/
1997 (4)                 2,059           144             95,000            180,500
Robert E. Patterson/
1984                     1,980           282             95,000            181,500
William F. Pounds/
1971 (5)                 2,239           986            115,000            215,000
George Putnam/
1957                     1,991           943             95,000            179,500
George Putnam, III/
1984                     1,991           190             95,000            181,500
A.J.C. Smith/1986        1,970           615             95,000            176,500
W. Thomas Stephens/
1997 (4)                 1,957           135             95,000            181,500
W. Nicholas Thorndike/
1992                     1,991           735             95,000            182,500

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1998.
(3) As of December 31, 1998, there were 113 funds in the Putnam family.
(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral
    Plan.  The total amounts of deferred compensation payable by the fund to Ms.
    Baxter and Messrs. Hill, Jackson, Joskow, Mullin and Stephens as of
    June 30, 1999 were $3,038, $3,060, $2,960, $2,828, $2,832 and $3,077, respectively, including income earned on such amounts.
(5) Includes additional compensation for service as Vice Chairman of the Putnam funds.



Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act of
1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

Investment Management Company places all orders for purchases and sales of Fund securities. In selecting broker-dealers, Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1997, 1998 and 1999, the Fund paid $1,427,191, $2,893,467 and $5,891,766 in brokerage commissions, respectively. During fiscal 1999 the Fund paid $5,525,216 to brokers and dealers to recognize research, statistical and quotation services provided to Investment Management Company and its affiliates.

For the fiscal year ending June 30, 1999, the Fund paid $11,576,403 in total other expenses (including payments under its distribution plan but excluding Management Fees, investor servicing agent expenses and custodian expenses.)

C. Sales, Repurchases and Custody:

(1) Sales of Shares:

a. Sales in the United States

Investors residing in the U.S. can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive their completed buy order before the close of regular trading on the New York Stock Exchange for investors' shares to be bought at that day's offering price.

Investors residing in the U.S. can buy shares

* Through a financial advisor

Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing

Investors can make regular investments of $25 or more per month through automatic deductions from investors' bank checking or savings account. Application forms are available through investor's advisor or Putnam Investor Services at 1-800-225-1581.

Investors may also complete an order form and write a check for the amount they wish to invest payable to the Fund. Return the check and completed form to Putnam Mutual Funds.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Class M shares

* Initial sales charge of up to 3.50%

* Lower sales charges for larger investments of $50,000 or more

* No deferred sales charge

* Lower annual expenses, and higher dividends, than class B and class C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

Initial sales charges for class M shares

                                         Sales charge as a percentage of:
                                         -------------------------------
                                         Net
Amount of purchase                       amount              Offering
at offering price ($)                    invested             price *
---------------------                    --------             ------
Under 50,000                              3.63 %               3.50%
50,000 but under 100,000                  2.56                 2.50
100,000 but under 250,000                 1.52                 1.50
250,000 but under 500,000                 1.01                 1.00
500,000 but under 1,000,000               NONE                 NONE
1,000,000 and above                       NONE                 NONE

* Offering price includes sales charge.

Distribution (12b-1) plans

The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 1.00% on class M shares. The Trustees currently limit payments on class M shares to 0.75% of average net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of investors' investments.

An investor may be eligible to buy Class M Shares at reduced sales charges. For fiscal 1999, Putnam Mutual Funds Corp. received $16,593,483 in sales charges for Class M Shares, of which it retained $2,380,597.

b. Sales in Japan

In Japan, Shares of the Fund are offered on any day that is both a Business
Day and any business day of securities companies in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. The Sales Handling Company shall provide to the investors a contract Concerning a Foreign Securities Transactions Account and other prescribed contracts (the "Contracts") and receive from such investors an application for requesting the opening of a transactions account under the Contracts. The purchase shall be made in the minimum investment amount of 100 shares. Purchases may be made in integral multiples of 10 shares.

The issue price for Shares shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business Day after and including the Trade Day. The sales charge applicable to Class M Shares in Japan shall be 3.5% of the net asset value of such shares. From such amount, 0.50% of the amount calculated by dividing the net asset value by (1-0.035) and rounded to three decimal places shall be retained by Putnam Mutual Fund Corp., principal underwriter of the Fund.

The Investors having entrusted a Sales Handling Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principle and the applicable exchange rate shall be the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day, which shall be determined by such Sales Handling Company. The payment may be made in dollars to the extent that the Sales Handling Company can agree.

In addition, Sales Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than [YEN] 100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.

(2) Repurchase of Shares:

a. Repurchase in the United States

Investors residing in the U.S. can sell their shares back to the Fund any day the New York Stock Exchange is open either through investors' financial advisor or directly to the Fund. Payment for redemptions may be delayed until the Fund collects the purchase price of shares which may take up to 15 calendar days after the purchase date.

Selling shares through investors' financial advisor

An investor's advisor must receive the investor's request in proper form before the close of regular trading on the New York Stock Exchange for the investor to receive that day's NAV, less any applicable deferred sales charge. An investor's advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge the investor for his or her services.

Selling shares directly to the Fund

Putnam Investor Services must receive an investor's request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail

Send a signed letter of instruction to Putnam Investor Services. If an investor has certificates for the shares the investor want to sell, the investor must include them along with completed stock power forms.

By telephone

An investor may use Putnam's Telephone redemption Privilege to redeem shares valued at less than $100,000 unless the investor has notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to accept redemption and transfer instructions received by telephone.

The Telephone Redemption Privilege is not available if there are certificates for an investor's shares. The Telephone Redemption Privilege may be modified or terminated without notice.

Additional documents

If investors

* sell shares with a value of $100,000 or more,

* want investors' redemption proceeds sent to an address other than the investor's address as it appears on Putnam's records, or

* have notified Putnam of a change in address within the preceding 15 days, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. Stock power forms are available from investors' financial advisor, Putnam Investor Services and many commercial banks.

Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

When will the fund pay investors?

The Fund generally sends an investor payment for the investor's shares the business day after the investor's request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days as permitted by federal securities laws.

Redemption by the Fund

If an investor owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may redeem the investor's shares without the investor's permission and send the investor the proceeds. The Fund may also redeem shares if an investor owns shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

b. Repurchase in Japan

Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Sales Handling Company on a Fund Business Day that is a business day of securities companies in Japan without a contingent deferred sales charge. The repurchase shall be made in integral multiples of 10 shares.

The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Yamatane, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Sales Handling Company pursuant to the Contracts or, if the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.

(3) Suspension of Repurchase:

The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.

(4) Custody of Shares:

Share certificates shall be held by shareholders at their own risk.

The custody of the Share certificates (if issued) representing Shares sold to Japanese shareholders shall, unless otherwise instructed by the shareholder, be held, in the name of the custodian, by the custodian of Yamatane. The Sales Handling Company to the Japanese shareholders shall deliver certificates of custody for the Shares.

D. Miscellaneous:

(1) Duration and Liquidation:

Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.

(2) Accounting Year:

The accounts of the Fund will be closed each year on 30th June.

(3) Authorized Shares:

There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

(4) Agreement and Declaration of Trust:

Originals or copies of the Agreement and Declaration of Trust, as amended are maintained in the office of the Fund and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.

The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.

(5) Issue of Warrants, Subscription Rights, etc.:

The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

(6) How Performance Is Shown:

Fund advertisements may, from time to time, include performance information.

"Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class M Shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

For the one-year, five-year and the life of the Fund periods ended
June 30, 1999, the average annual total return for Class M shares was -6.74%, 17.86% and 14.56%, respectively. Returns for Class M shares for periods prior to their inception are derived from the performance of the Fund's Class A Shares, adjusted to reflect the deduction of the initial sales charge currently applicable to Class M Shares.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

(B) Outline of Disclosure System:

(1) Disclosure in U.S.A.:

(i) Disclosure to shareholders

In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.

(ii) Disclosure to the SEC

The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement annually in accordance with the Investment Company Act of 1940.

(2) Disclosure in Japan:

a. Disclosure to the Supervisory Authority:

(i) Disclosure Required under the Securities and Exchange Law:

When the Fund intends to offer the Shares amounting to more than certain amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.

The Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and
Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who so desire at the Kanto Local Finance Bureau of the Ministry of Finance.

(ii) Notifications, etc. under the Law Concerning Securities Investment Trusts and Securities Investment Companies

If the Investment Management Company conducts the business of offering for sale shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Supervisory Agent under the Law Concerning Securities Investment Trusts and Securities Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Supervisory Agent. Further, the Investment Management Company must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Supervisory Agent.

b. Disclosure to Japanese Shareholders:

If the Investment Management Company makes any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give, in advance, public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if such written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

The Japanese Shareholders will be notified of changes in material facts which would change their position, including notices from the Trustees, through the Sales Handling Companies.

The above-described Management Report on the Fund will be sent to the shareholders known in Japan.

(C) Restrictions on Transactions with Interested Parties:

Portfolio securities of the Fund may not be purchased from, sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4. INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.

(A) Rights of Shareholders and Procedures for Their Exercise:

Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot directly exercise their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Sales Handling Company exercise their rights on their behalf in accordance with the Contracts with the Sales Handling Company.

Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.

The major rights enjoyed by Shareholders are as follows:

(i) Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

(ii) Repurchase rights

Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.

(iii) Rights to receive dividends

Shareholders are entitled to receive any distributions from net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers.

Shareholders may choose from three distribution options, though investors in Japan may only choose the last alternative.

* Reinvest all distributions in additional shares without a sales charge;

* Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or

* Receive all distributions in cash.

(iv) Right to receive distributions upon dissolution

Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.

(v) Right to inspect accounting books and the like

Shareholders are entitled to inspect the Agreement and Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.

(vi) Right to transfer shares

Shares are transferable without restriction except as limited by applicable law.

(vii) Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is, at any time it became effective, any material false or mislead statement in the U.S. registration statement, or any omission of any material statement required to be stated therein or necessary to cause the statements made therein to be materially misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.

(B) Tax Treatment of Shareholders in Japan:

The tax treatment of Shareholders in Japan shall be as follows:

(1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.

a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Sales Handling Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.

c. Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.

Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

(2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

(4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.

(C) Foreign Exchange Control in U.S.A.:

In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.

(D) Agent in Japan:

Hamada & Matsumoto
Kasumigaseki Building, 25th Floor
2-5, Kasumigaseki 3-chome
Chiyoda-ku, Tokyo

The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;

(1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and

(2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:

Harume Nakano
Ken Miura
Attorneys-at-law
Hamada & Matsumoto
Kasumigaseki Building, 25th Floor
2-5, Kasumigaseki, 3-chome
Chiyoda-ku, Tokyo

(E) Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

5. STATUS OF INVESTMENT FUND

(A) Diversification of Investment Portfolio

-------------------------------------------------------------------------------
                                               (As of the end of October 1999)
-------------------------------------------------------------------------------
                                                             Investment Ratio
Types of Assets         Name of Country     Total USD               (%)
-------------------------------------------------------------------------------
Common Stock            United Kingdom      585,764,856            33.09
-------------------------------------------------------------------------------
                        France              335,802,745            18.97
-------------------------------------------------------------------------------
                        Netherlands         176,414,450             9.97
-------------------------------------------------------------------------------
                        Switzerland         114,642,733             6.48
-------------------------------------------------------------------------------
                        Italy               112,432,549             6.35
-------------------------------------------------------------------------------
                        Germany              99,285,599             5.61
-------------------------------------------------------------------------------
                        Sweden               79,671,800             4.50
-------------------------------------------------------------------------------
                        Ireland              65,363,475             3.69
-------------------------------------------------------------------------------
                        Spain                62,789,270             3.55
-------------------------------------------------------------------------------
                        Finland              51,404,672             2.90
-------------------------------------------------------------------------------
                        Portugal             31,223,962             1.76
-------------------------------------------------------------------------------
                        Canada               12,816,397             0.72
-------------------------------------------------------------------------------
                        Greece                       27             0.00
                                         --------------   --------------
-------------------------------------------------------------------------------
Sub-total                                 1,727,612,535            97.60
-------------------------------------------------------------------------------
Cash, Deposit and Other
Assets (After deduction
of liabilities                               42,490,926             2.40
-------------------------------------------------------------------------------
Total                                     1,770,103,461           100.00
-------------------------------------------------------------------------------
(Net Asset Value)                     (\185,861 million)
-------------------------------------------------------------------------------

Note: Investment ration is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B) Results of Past Operations

(1) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of October 1999 is as follows:


-------------------------------------------------------------------------------
                     Total Net Asset Value        Net Asset Value per Share
-------------------------------------------------------------------------------
                USD (thousands)  Yen (millions)        USD        Yen
-------------------------------------------------------------------------------
1st Fiscal Year           $746              78       $13.90      1,460
-------------------------------------------------------------------------------
(June 30, 1995)
-------------------------------------------------------------------------------
2nd Fiscal Year          4,047             425        15.86      1,665
-------------------------------------------------------------------------------
(June 30, 1996)
-------------------------------------------------------------------------------
3rd Fiscal Year         15,811           1,660        18.85      1,979
-------------------------------------------------------------------------------
(June 30, 1997)
-------------------------------------------------------------------------------
4th Fiscal Year         42,614           4,474        23.51      2,469
-------------------------------------------------------------------------------
(June 30, 1998)
-------------------------------------------------------------------------------
5th Fiscal Year         97,950          10,285        21.48      2,255
-------------------------------------------------------------------------------
(June 30, 1999)
================================================================================
1998 End of November   142,392          14,951        21.92      2,302
-------------------------------------------------------------------------------
December               212,900          22,355        21.56      2,264
-------------------------------------------------------------------------------
1999 End of January    140,921          14,797        21.97      2,307
-------------------------------------------------------------------------------
February               171,214          17,977        21.43      2,250
-------------------------------------------------------------------------------
March                  156,614          16,444        21.41      2,248
-------------------------------------------------------------------------------
April                  128,110          13,452        21.56      2,264
-------------------------------------------------------------------------------
May                    104,598          10,983        21.05      2,210
-------------------------------------------------------------------------------
June                    97,950          10,285        21.48      2,255
-------------------------------------------------------------------------------
July                    93,660           9,834        21.79      2,288
-------------------------------------------------------------------------------
August                  89,613           9,409        21.77      2,286
-------------------------------------------------------------------------------
September               86,166           9,047        21.74      2,283
-------------------------------------------------------------------------------
October                 89,671           9,415        22.54      2,367
-------------------------------------------------------------------------------



(Note) Operations of Class M Shares were commenced on December 1, 1994.




(2) Record of Distributions Paid

Class M Shares

-------------------------------------------------------------------------------
Period                                Amount of Dividend paid per Share
-------------------------------------------------------------------------------
                                         Income             Capital Gains
-------------------------------------------------------------------------------
1st Fiscal Year (12/1/94-6/30/95)        --         --       $0.16     (\16.80)
-------------------------------------------------------------------------------
2nd Fiscal Year (7/1/95-6/30/96)         --         --       $0.40     (\42.00)
-------------------------------------------------------------------------------
3rd Fiscal Year (7/1/96-6/30/07)      $0.17    (\17.85)      $1.06    (\111.30)
-------------------------------------------------------------------------------
4th Fiscal Year (7/1/97-6/30/98)      $0.30    (\31.50)      $1.13    (\118.65)
-------------------------------------------------------------------------------
5th Fiscal Year (7/1/98-6/30/99)      $0.20    (\21.00)      $1.00    (\105.00)
-------------------------------------------------------------------------------






(Note) Record of distribution paid from December 1996 to December 1999 are as follows:

-------------------------------------------------------------------------------
                                Dividend             Nav per Share
-------------------------------------------------------------------------------
Ex-dividend Date          Dollar          Yen            Dollar
-------------------------------------------------------------------------------
1996 December 20          $1,230         129.15          $16.11
-------------------------------------------------------------------------------
1997 December 19          $1,430         150.15          $18.09
-------------------------------------------------------------------------------
1998 December 18          $1,196         125.58          $20.76
-------------------------------------------------------------------------------






(C) Record of Sales and Repurchases

Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such Fiscal Years are as follows:

Class M Shares
----------------------------------------------------------------------------------
                                     Number of       Net Increase       Number of
                        Number of      Shares        (Decrease) in     Outstanding
                       Shares Sold  Repurchased   Shares Outstanding      Shares
----------------------------------------------------------------------------------
1st Fiscal Year          91,235        37,562           53,673            53,673
(12/1/94-6/30/95)            (0)           (0)              (0)               (0)
----------------------------------------------------------------------------------
2nd Fiscal Year         297,970        96,466          201,504           255,177
(7/1/95-6/30/96)             (0)           (0)              (0)
----------------------------------------------------------------------------------
3rd Fiscal Year       1,962,484     1,378,637          583,847           839,024
(7/1/96-6/30/97)             (0)           (0)              (0)
----------------------------------------------------------------------------------
4th Fiscal Year       2,299,229     1,325,283          973,946         1,812,970
(7/1/97-6/30/98)             (0)           (0)              (0)
----------------------------------------------------------------------------------
5th Fiscal Year      23,075,809    20,329,254        2,746,555         4,559,525
(7/1/98-6/30/99)    (20,278,650)  (17,589,760)      (2,688,890)       (2,688,890)
----------------------------------------------------------------------------------



Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have started to sell in Japan since July 1, 1998.


II. OUTLINE OF THE FUND

1. Fund

(A) Law of Place of Incorporation

The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on November 10, 1988.

 Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

The Fund is an open-end, diversified management company under the Investment Company Act of 1940.

(B) Outline of the Supervisory Authority

Refer to I - l (B) Outline of the Supervisory Authority.

(C) Purpose of the Fund

The purpose of the Fund is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial nature.

(D) History of the Fund

Organization of the Fund as a Massachusetts business trust.

Adoption of the Agreement and Declaration of Trust. November 10, 1988:

Adoption of the Amended and Restated Agreement
and Declaration of Trust                            July 13, 1990

(E) Amount of Capital Stock

Not applicable.

(F) Structure of the management of the Fund

The Trustees are responsible for generally overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.

Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein, (ii) for the removal of Trustees, to the extent provided therein, (iii) with respect to any investment adviser, to the extent provided therein, (iv) with respect to any termination of the Fund, to the extent provided therein, (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, and (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.

On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.

Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting of shareholders or more than 60 days before the date of payment of any dividend or other distribution.

The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.

At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum. Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.

The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.

The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.

(G) Information Concerning Major Shareholders

Not applicable.

(H) Information Concerning Directors, Officers and Employees



(1) Trustees and Officers of the Fund                    (as of October 31, 1999)
--------------------------------------------------------------------------------------
                                                                               Shares
Name                    Office and Title            Resume                     Owned
--------------------------------------------------------------------------------------
George Putnam           Chairman and      present:   Chairman and               5,388
                        President                    Director
                                                     of Putnam
                                                     Investment
                                                     Management, Inc.
                                                     and Putnam
                                                     Mutual Funds
                                                     Corp.
                                                     Director of
                                                     Freepost
                                                     Copper and
                                                     Gold, Inc.,
                                                     Houghton
                                                     Mifflin
                                                     Company and
                                                     Marsh & McLennan
                                                     Companies, Inc.
--------------------------------------------------------------------------------------
John A. Hill            Vice Chairman     present:   Chairman and               4,517
                                                     Managing Director
                                                     of Synder Oil
                                                     Corporation,
                                                     TransMontaigue
                                                     Oil Company and
                                                     First Reserve
                                                     Corporation
--------------------------------------------------------------------------------------
William F. Pounds       Vice Chairman     present:   Professor Emeritus         8,803
                                                     of Management,
                                                     Alfred P. Sloan
                                                     School of
                                                     Management,
                                                     Massachusetts
                                                     Institute of
                                                     Technology,
                                                     Director of IDEXX
                                                     Laboratories, Inc.,
                                                     Management Sciences
                                                     for Health, Inc. and
                                                     Sun Company, Inc.
--------------------------------------------------------------------------------------
Jameson Adkins Baxter   Trustee           present:   President, Baxter            680
                                                     Associates, Inc.,
                                                     Director of MB
                                                     Financial, Inc.,
                                                     ASHTA Chemicals,
                                                     Inc., Barta
                                                     Corporation and
                                                     Ryerson Tull, Inc.
--------------------------------------------------------------------------------------
Hans H. Estin           Trustee           present:   Vice Chairman,               415
                                                     North American
                                                     Management Corp.
--------------------------------------------------------------------------------------
Ronald J. Jackson       Trustee           present:   Former Chairman,           1,191
                                                     President and
                                                     Chief Executive
                                                     Officer of
                                                     Fisher-Price, Inc.
--------------------------------------------------------------------------------------
Paul. L. Joskow         Trustee           present:   Professor of                   0
                                                     Economics and
                                                     Management and
                                                     Director of the
                                                     Center for Energy
                                                     and Environmental
                                                     Policy Research at
                                                     the Massachusetts
                                                     Institute of
                                                     Technology, Director
                                                     of New England
                                                     Electric System,
                                                     State Farm Indemnity
                                                     Company and Whitehead
                                                     Institute for
                                                     Biomedical Research
--------------------------------------------------------------------------------------
Elizabeth T. Kennan     Trustee           present:   President Emeritus           313
                                                     and Professor of
                                                     Mount Holyoke
                                                     College, Director
                                                     of Bell Atlantic,
                                                     The Kentucky Home
                                                     Life Insurance
                                                     Companies, Northern
                                                     Utilities and Talbo
--------------------------------------------------------------------------------------
Lawrence J. Lasser      Trustee and       present:   President, Chief             108
                        Vice President               Executive Officer
                                                     and Director of
                                                     Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment Management,
                                                     Inc. Director, Marsh &
                                                     McLennan Companies,
                                                     Inc.
--------------------------------------------------------------------------------------
John H. Mullin, III     Trustee           present:   Chairman and Chief           577
                                                     Executive Officer
                                                     of Ridgeway Farm,
                                                     Director of ACX
                                                     Technologies, Inc.,
                                                     Alex. Brown Realty,
                                                     Inc. and The Liberty
                                                     Corporation
--------------------------------------------------------------------------------------
Robert E. Patterson     Trustee           present:   President and              1,709
                                                     Trustee of Cabot
                                                     Industrial Trust
                                                     and Director of
                                                     Broadywine Trust
                                                     Company
--------------------------------------------------------------------------------------
George Putnam, III      Trustee           present:   President, New               327
                                                     Generation Research,
                                                     Inc. and New
                                                     Generation Advisers,
                                                     Inc.
--------------------------------------------------------------------------------------
A.J.C. Smith            Trustee           present:   Chairman and Chief           138
                                                     Executive Officer,
                                                     Marsh & McLennan
                                                     Companies, Inc. and
                                                     Director of Trident
                                                     Partnership
--------------------------------------------------------------------------------------
W. Thomas Stephens      Trustee           present:   President and                117
                                                     Chief Executive
                                                     Officer of
                                                     MacMillan Bloedel,
                                                     Ltd. Director of
                                                     Qwest Communications
                                                     and New Century
                                                     Energies
--------------------------------------------------------------------------------------
W. Nicholas Thorndike   Trustee           present:   Director of various          129
                                                     corporations and
                                                     charitable
                                                     organizations,
                                                     including Cavrid
                                                     Corporation, Data
                                                     General Corporation,
                                                     Bradley Real Estate,
                                                     Inc. and Providence
                                                     Journal Co.
--------------------------------------------------------------------------------------
Charles E. Porter       Executive Vice    present:   Managing Director              0
                        President                    of Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment
                                                     Management, Inc.
--------------------------------------------------------------------------------------
John D. Hughes          Senior Vice       present:   Senior Vice                    0
                        President and                Presidnet of
                        Treasurer                    Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Patricia C. Flaherty    Senior Vice       present:   Senior Vice                    0
                        President                    President of
                                                     Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Ian C. Ferguson         Vice President    present:   Senior Managing                0
                                                     Director of Putnam
                                                     Investments, Inc.
                                                     and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Gordon H. Silver        Vice President    present:   Director and Senior       10,756
                                                     Managing Director
                                                     of Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Brett C. Browchuk       Vice President    present:   Managing Director              0
                                                     of Putnam Investment
                                                     Management, Inc.
--------------------------------------------------------------------------------------
John R. Verani          Vice President    present:   Senior Vice                    0
                                                     President of Putnam
                                                     Investments, Inc.
                                                     and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
John J. Morgan, Jr.     Vice President    present:   Managing Director              0
                                                     of Putnam
                                                     Investments, Inc.
                                                     and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Richard Monaghan        Vice President    present:   Managing Director              0
                                                     of Putnam Investments,
                                                     Inc. and Putnam
                                                     Mutual Funds Corp.
--------------------------------------------------------------------------------------
Nigel P. Hart           Vice President    present:   Senior Vice President          0
                                                     of Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Omid Kamshad            Vice President    present:   Managing Director              0
                                                     of Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Mark D. Pollard         Vice President    present:   Senior Vice President          0
                                                     of Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Justin M. Scott         Vice President    present:   Managing Director of           0
                                                     Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment Management,
                                                     Inc.
--------------------------------------------------------------------------------------
Nicholas Melhuish       Vice President    Present:   Vice President of              0
                                                     Putnam Investments,
                                                     Inc. and Putnam
                                                     Investment
                                                     Management, Inc.
--------------------------------------------------------------------------------------
Paul G. Bucuvalas       Assistant         present:   N/A
                        Treasurer
--------------------------------------------------------------------------------------
Judith Cohen            Associate Clerk   present:   N/A                          381
                        and Assistant
                        Treasurer
--------------------------------------------------------------------------------------



(2) Employees of the Fund

The Fund does not have any employees.

(I) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(J) Miscellaneous

(1) Changes of Trustees and Officers

Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number, as they consider appropriate. The Trustees may elect and remove officers, as they consider appropriate.

(2) Amendment to the Agreement and Declaration of Trust

Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

(3) Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Fund has occurred which is required to be disclosed and has not been disclosed. The fiscal year end of the Fund is June 30. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2. Putnam Investment Management, Inc. (Investment Management Company)

(A) Law of Place of Incorporation

Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B) Outline of the Supervisory Authority

Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(C) Purpose of the Company

Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D) History of the Company

Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since 1937. Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with nearly $251 billion in assets in over nearly 12 million shareholder accounts at the end of October 1999. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E) Amount of Capital Stock (as of the end of October 1999)

1. Amount of Capital (issued capital stock at par value):
   Common Stock 1,000 shares at $1 par value

2. Number of authorized shares of capital stock:
   Common Stock 1,000 shares

3. Number of outstanding shares of capital stock:
   Common Stock 1,000 shares

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years):

                                Amount of Capital
   Year                    (Total Stockholders' Equity)
-----------                ----------------------------
End of 1995                       $ 45,521,351
End of 1996                       $ 45,817,658
End of 1997                       $ 48,617,160
End of 1998                       $425,782,008

(F) Structure of the Management of the Company

Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

Each fund managed by Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's Global Core and Growth Equities Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

In selecting portfolio securities for the Fund, Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of equity, high yield and other debt securities in the United States.

The following officers of Investment Management Company have had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below. Their recent professional experience is also shown.




                                             (as of the end of October 1999)
----------------------------------------------------------------------------------
Manager                    Since       Experience
----------------------------------------------------------------------------------
Omid Kamshad               1996        Employed by Putnam Management since 1996.
Managing Director                      Prior to January 1996, Mr.Kamshad was
                                       employed at Lombard Odier International
                                       and prior to April 1995, he was employed
                                       at Baring Asset Management Company.
----------------------------------------------------------------------------------
Mark D. Pollard            1995        Employed by Putnam Management since 1990.
Managing Director
----------------------------------------------------------------------------------
Nigel P. Hart              1998        Employed by Putnam Management since 1997.
Senior Vice President                  Prior to November, 1997 Mr. Hart was
                                       employed at IAI International.
----------------------------------------------------------------------------------
Nicholas Melhuish          1999        Employed by Putnam Management since 1999.
Vice President                         Prior to August 1999, Mr. Melhuish was
                                       employed at Schroder Investment Management.
----------------------------------------------------------------------------------



(G) Information Concerning Major Stockholders

As of the end of October 1999, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(H) Information Concerning Officers and Employees

The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:




List of Officers and Directors of Investment Management Company

                                                      (as of the end of October 1999)
-------------------------------------------------------------------------------------
                           Position with
                           Putnam Investment             Other Business
     Name                  Management, Inc.              Affiliation
-------------------------------------------------------------------------------------
1 Putnam, George           Chairman                      Director of Putnam Mutual
                                                         Funds Corp.
-------------------------------------------------------------------------------------
2 Lasser, Lawrence J.      President and Director,
                           CEO
-------------------------------------------------------------------------------------
3 Silver, Gordon H.        Director and Senior           Director of Putnam Fiduciary
                           Managing Director             Trust Company and Senior
                                                         Managing Director of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
4 Burke, Robert W.         Senior Managing Director      Senior Managing Director of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
5 Collman, Kathleen M.     Senior Managing Director      Senior Managing Director of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
6 Ferguson, Ian C.         Senior Managing Director
-------------------------------------------------------------------------------------
7 Oristaglio, Stephen      Senior Managing Director
-------------------------------------------------------------------------------------
8 Regan, Anthony W.        Senior Managing Director
-------------------------------------------------------------------------------------
9 Spiegel, Steven          Senior Managing Director      Senior Managing Director of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
10 Anderson, Blake E.      Managing Director
-------------------------------------------------------------------------------------
11 Beck, Robert R.         Managing Director
-------------------------------------------------------------------------------------
12 Bresnahan, Leslee R.    Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
13 Browchuk, Brett C.      Managing Director
-------------------------------------------------------------------------------------
14 Cassaro, Joseph A.      Managing Director
-------------------------------------------------------------------------------------
15 Cotner, C. Beth         Managing Director
-------------------------------------------------------------------------------------
16 Cronin, Kevin M.        Managing Director             Managing Director of Putnam
                                                         Fiduciary Trust Company
-------------------------------------------------------------------------------------
17 D'Alelio, Edward H.     Managing Director
-------------------------------------------------------------------------------------
18 Daly, Kenneth L.        Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
19 DeTore, John A.         Managing Director             Managing Director of Putnam
                                                         Fiduciary Trust Company
-------------------------------------------------------------------------------------
20 Durgarian, Karnig H.    Managing Director             Director and Managing
                                                         Director of Putnam
                                                         Fiduciary Trust Company
-------------------------------------------------------------------------------------
21 Esteves, Irene M.       Managing Director             Treasurer of Putnam
                           and Chief Financial           Fiduciary Trust Company
                           Officer
-------------------------------------------------------------------------------------
22 Farrell, Deborah S.     Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
23 Gillis, Roland          Managing Director
-------------------------------------------------------------------------------------
24 Haslett, Thomas R.      Managing Director
-------------------------------------------------------------------------------------
25 Holding, Pamela         Managing Director
-------------------------------------------------------------------------------------
26 Hurley, William J.      Managing Director             Managing Director and CFO of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
27 Jacobs, Jerome J.       Managing Director
-------------------------------------------------------------------------------------
28 Joseph, Joseph P.       Managing Director
-------------------------------------------------------------------------------------
29 Kamshad, Omid           Managing Director
-------------------------------------------------------------------------------------
30 King, David L.          Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
31 Kohli, D. William       Managing Director
-------------------------------------------------------------------------------------
32 Kreisel, Anthony I.     Managing Director
-------------------------------------------------------------------------------------
33 Kuenstner, Deborah F.   Managing Director
-------------------------------------------------------------------------------------
34 Landes, William J.      Managing Director
-------------------------------------------------------------------------------------
35 Leibovitch, Richard G.  Managing Director
-------------------------------------------------------------------------------------
36 Leichter, Jennifer E.   Managing Director
-------------------------------------------------------------------------------------
37 Maloney, Kevin J.       Managing Director
-------------------------------------------------------------------------------------
38 Martino, Michael        Managing Director             Managing Director of Putnam
                                                         Fiduciary Trust Company
-------------------------------------------------------------------------------------
39 Maxwell, Scott M.       Managing Director
-------------------------------------------------------------------------------------
40 McGue, William F.       Managing Director
-------------------------------------------------------------------------------------
41 McMullen, Carol C.      Managing Director
-------------------------------------------------------------------------------------
42 Mecmani, Krisha         Managing Director
-------------------------------------------------------------------------------------
43 Miller, Daniel L.       Managing Director
-------------------------------------------------------------------------------------
44 Morgan Jr., John J.     Managing Director             Managing Director of Putnam
                                                         Fiduciary Trust Company
-------------------------------------------------------------------------------------
45 Morgan, Kelly A.        Managing Director
-------------------------------------------------------------------------------------
46 Peacher, Stephen C.     Managing Director
-------------------------------------------------------------------------------------
47 Pollard, Mark D.        Managing Director
-------------------------------------------------------------------------------------
48 Porter, Charles E.      Managing Director
-------------------------------------------------------------------------------------
49 Price, Quintin I.       Managing Director
-------------------------------------------------------------------------------------
50 Reilly, Thomas V.       Managing Director
-------------------------------------------------------------------------------------
51 Schultz, Mitchell D.    Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
52 Scott, Justin M.        Managing Director             Managing Director of Putnam
                                                         Fiduciary Trust Company
-------------------------------------------------------------------------------------
53 Shadek Jr., Edward T.   Managing Director
-------------------------------------------------------------------------------------
54 Starr, Loren            Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
55 Swift, Robert           Managing Director
-------------------------------------------------------------------------------------
56 Talanian, John C.       Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
57 Tibbetts, Richard B.    Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
58 Waldman, David L.       Managing Director
-------------------------------------------------------------------------------------
59 Wetlaufer, Eric         Managing Director
-------------------------------------------------------------------------------------
60 Woolverton, William H.  Managing Director             Managing Director of Putnam
                                                         Mutual Funds Corp.
-------------------------------------------------------------------------------------
61 Arends, Michael K.      Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
62 Asher, Steven E.        Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
                                                         and Senior Vice President
                                                         of Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
63 Atkin, Michael J.       Senior Vice President
-------------------------------------------------------------------------------------
64 Augustine, Jeffrey B.   Senior Vice President
-------------------------------------------------------------------------------------
65 Bakshi, Manjit S.       Senior Vice President
-------------------------------------------------------------------------------------
66 Bamford, Dolores Snyder Senior Vice President
-------------------------------------------------------------------------------------
67 Baumbach, Robert K.     Senior Vice President
-------------------------------------------------------------------------------------
68 Berka, Sharon A.        Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
69 Block, Richard L.       Senior Vice President
-------------------------------------------------------------------------------------
70 Boselli, John A.        Senior Vice President
-------------------------------------------------------------------------------------
71 Bousa, Edward P.        Senior Vice President
-------------------------------------------------------------------------------------
72 Burke, Andrea           Senior Vice President
-------------------------------------------------------------------------------------
73 Burns, Cheryl A.        Senior Vice President
-------------------------------------------------------------------------------------
74 Byrne, Joshua L.        Senior Vice President
-------------------------------------------------------------------------------------
75 Callahan, Ellen S.      Senior Vice President
-------------------------------------------------------------------------------------
76 Carlson, David G.       Senior Vice President
-------------------------------------------------------------------------------------
77 Chang, Jack P.          Senior Vice President
-------------------------------------------------------------------------------------
78 Chrostowski, Louis F.   Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
79 Curran, Peter J.        Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
80 Dalferro, John R.       Senior Vice President
-------------------------------------------------------------------------------------
81 Derbyshire, Ralph C.    Senior Vice President
-------------------------------------------------------------------------------------
82 Eigerman, Nathan W.     Senior Vice President
-------------------------------------------------------------------------------------
83 England, Richard B.     Senior Vice President
-------------------------------------------------------------------------------------
84 Epke Laura L.           Senior Vice President
-------------------------------------------------------------------------------------
85 Finch, Edward R.        Senior Vice President
-------------------------------------------------------------------------------------
86 Flaherty, Patricia C.   Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
87 Fontana, Forrest N.     Senior Vice President
-------------------------------------------------------------------------------------
89 Francis, Jonathan H.    Senior Vice President
-------------------------------------------------------------------------------------
89 Frost, Karen T.         Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
90 Frucci, Richard M.      Senior Vice President         Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
91 Gorman, Stephen A.      Senior Vice President
-------------------------------------------------------------------------------------
92 Grant, Peter J.         Senior Vice President         Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
93 Graviere, Patrice       Senior Vice President
-------------------------------------------------------------------------------------
94 Grim, Daniel J.         Senior Vice President
-------------------------------------------------------------------------------------
95 Haagensen, Paul E.      Senior Vice President
-------------------------------------------------------------------------------------
96 Hadden, Peter J.        Senior Vice President
-------------------------------------------------------------------------------------
97 Halperin, Matthew C.    Senior Vice President
-------------------------------------------------------------------------------------
98 Hart, Nigel P.          Senior Vice President
-------------------------------------------------------------------------------------
99 Healey, Deborah R.      Senior Vice President
-------------------------------------------------------------------------------------
100 Hotchkiss, Michael F.  Senior Vice President
-------------------------------------------------------------------------------------
101 Kaufman, Jeffrey       Senior Vice President
-------------------------------------------------------------------------------------
102 Kay, Karen R.          Senior Vice President         Clerk, Director and Senior
                                                         Vice President of Putnam
                                                         Fiduciary Trust Company
                                                         and Senior Vice President
                                                         of Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
103 Kirson, Steven L.      Senior Vice President
-------------------------------------------------------------------------------------
104 Knight, Jeffrey L.     Senior Vice President
-------------------------------------------------------------------------------------
105 Koontz, Jill A.        Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
106 Korn, Karen R.         Senior Vice President
-------------------------------------------------------------------------------------
107 Kurey, Thomas J.       Senior Vice President
-------------------------------------------------------------------------------------
108 Lannum III, Coleman N. Senior Vice President
-------------------------------------------------------------------------------------
109 Lindsey, Jeffrey R.    Senior Vice President
-------------------------------------------------------------------------------------
110 Lode, Geirulv          Senior Vice President
-------------------------------------------------------------------------------------
111 Lomba, Rufino R.       Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
112 MacElwee, Jones,       Senior Vice President
    Elizabeth M.
-------------------------------------------------------------------------------------
113 Madore, Robert A.      Senior Vice President         Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
114 Malloy, Julie M.       Senior Vice President
-------------------------------------------------------------------------------------
115 Manuel Jr.,            Senior Vice President
    Richard D.
-------------------------------------------------------------------------------------
116 Marrkand, Paul E.      Senior Vice President
-------------------------------------------------------------------------------------
117 Marshall, William L.   Senior Vice President
-------------------------------------------------------------------------------------
118 Matteis, Andrew S.     Senior Vice President
-------------------------------------------------------------------------------------
119 McDonald, Richard E.   Senior Vice President
-------------------------------------------------------------------------------------
120 Meehan, Thalia         Senior Vice President
-------------------------------------------------------------------------------------
121 Mehta, Sandeep         Senior Vice President
-------------------------------------------------------------------------------------
122 Miller, William H.     Senior Vice President
-------------------------------------------------------------------------------------
123 Mockard, Jeanne L.     Senior Vice President
-------------------------------------------------------------------------------------
124 Mufson, Michael J.     Senior Vice President
-------------------------------------------------------------------------------------
125 Mullen, Donald E.      Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
126 Mullin, Hugh H.        Senior Vice President
-------------------------------------------------------------------------------------
127 Netols, Jeffrey W.     Senior Vice President         Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
128 Oler, Stephen S.       Senior Vice President
-------------------------------------------------------------------------------------
129 Paine, Robert M.       Senior Vice President
-------------------------------------------------------------------------------------
130 Parker, Margery C.     Senior Vice President
-------------------------------------------------------------------------------------
131 Perry, William         Senior Vice President
-------------------------------------------------------------------------------------
132 Peters, Carmel         Senior Vice President
-------------------------------------------------------------------------------------
133 Petralia, Randolph S.  Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
134 Plapinger, Keith       Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
135 Pohl, Charles G.       Senior Vice President
-------------------------------------------------------------------------------------
136 Ravera, David A.       Senior Vice President
-------------------------------------------------------------------------------------
137 Prusko, James M.       Senior Vice President         Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
138 Quistberg, Paul T.     Senior Vice President
-------------------------------------------------------------------------------------
139 Ray, Christopher A.    Senior Vice President
-------------------------------------------------------------------------------------
140 Rogers, Kevin J.       Senior Vice President
-------------------------------------------------------------------------------------
141 Ruys de Perez,         Senior Vice President         Senior Vice President of
    Charles A.                                           Putnam Fiduciary Trust
                                                         Company and Senior Vice
                                                         President of Putnam Mutual
                                                         Funds Corp.
-------------------------------------------------------------------------------------
142 Santos, David J.       Senior Vice President         Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
143 Santosus, Anthony C.   Senior Vice President
-------------------------------------------------------------------------------------
144 Schwister, Jay E.      Senior Vice President         Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
145 Scordato,              Senior Vice President         Senior Vice President of
    Christine A.                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
146 Sievert, Jean I.       Senior Vice President
-------------------------------------------------------------------------------------
147 Simon, Sheldon N.      Senior Vice President
-------------------------------------------------------------------------------------
148 Simozar, Saied         Senior Vice President
-------------------------------------------------------------------------------------
149 Smith Jr., Leo J.      Senior Vice President
-------------------------------------------------------------------------------------
150 Smith, Margaret D.     Senior Vice President
-------------------------------------------------------------------------------------
151 Spatz, Erin J.         Senior Vice President
-------------------------------------------------------------------------------------
152 Stack, Michael P.      Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
153 Stairs, George W.      Senior Vice President
-------------------------------------------------------------------------------------
154 Strumpf, Casey         Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
155 Sugimoto, Toshifumi    Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
156 Sullivan, Roger R.     Senior Vice President
-------------------------------------------------------------------------------------
157 Svensson, Lisa H.      Senior Vice President
-------------------------------------------------------------------------------------
158 Swanberg, Charles H.   Senior Vice President
-------------------------------------------------------------------------------------
159 Thomsen, Rosemary H.   Senior Vice President         Senior Vice President of
                                                         Putnam Fiduciary Trust
                                                         Company
-------------------------------------------------------------------------------------
160 Troped, Bonnie L.      Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
161 Verani, John R.        Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
162 Walsh, Francis P.      Senior Vice President
-------------------------------------------------------------------------------------
163 Warren, Paul C.        Senior Vice President
-------------------------------------------------------------------------------------
164 Weinstein, Michael R.  Senior Vice President
-------------------------------------------------------------------------------------
165 Weiss, Manuel          Senior Vice President
-------------------------------------------------------------------------------------
166 Whalen, Edward F.      Senior Vice President         Senior Vice President of
                                                         Putnam Mutual Funds Corp.
-------------------------------------------------------------------------------------
167 Wheeler, Diane D.F.    Senior Vice President
-------------------------------------------------------------------------------------
168 Wyke, Richard P.       Senior Vice President
-------------------------------------------------------------------------------------
169 Yogg, Michael R.       Senior Vice President
-------------------------------------------------------------------------------------
170 Zukowski, Gerald S.    Senior Vice President
-------------------------------------------------------------------------------------



(I) Summary of Business Lines and Business Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of October 1999, Investment Management Company managed, advised, and/or administered the following 113 funds and fund portfolios (having an aggregate net asset value of nearly $251 billion):

[see 3 Fund List] 1

2

3

4

5

6

7

8

9

10

11

(J) Miscellaneous

1. Election and Removal of Directors

Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment Management Company.

2. Results of Operations

Officers are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

3. Supervision by SEC of Changes in Directors and Certain Officers

Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.

Under Section 9 (b) of the Investment Company Act of 1940 the SEC may prohibit the directors and officers from remaining in office, if the SEC judges that such directors and officers have willfully violated any provision of the federal securities law.

4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters.

a. Articles of Organization of Investment Management Company may be amended, under the General Corporation Law of The Commonwealth of Massachusetts, by appropriate shareholders' vote.

b. Under the General Corporation Law of The Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.

c. Investment Management Company has no direct subsidiaries.

5. Litigation, etc.

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.

III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

(1) Amount of Capital

U.S.$77,624,721 (approximately \8,150,595,705) as of the end of October
1999

(2) Description of Business

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam Investment Management Company. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

(3) Outline of Business Relationship with the Fund
Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B) Putnam Mutual Funds Corp. (the Principal Underwriter)

(1) Amount of Capital

U.S.$317,078,565 (approximately \33,293,249,325) as of the end of October
1999

(2) Description of Business

Putnam Mutual Funds Corp. is the Principal Underwriter of the shares of Putnam Funds including the Fund.

(3) Outline of Business Relationship with the Fund

Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.

(C) Yamatane Securities Co., Ltd. (Distributor in Japan and Agent Company)

(1) Amount of Capital

[YEN] 14,760,035,531 billion as of the end of October 1999

(2) Description of Business

Yamatane Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages the fund units for the investment trust funds of Asahi Investment Trust Management Co., Ltd., Sakura Investment Trust Management Co., Ltd., Nissei Investment Trust Management Co., Ltd., NCG Investment Trust Management Co., Ltd. and Nomura Investment Trust Management Co., Ltd., and acts as the Agent Company and engages in handling the sales and repurchase for Fidelity Funds International Fund.

Yamatane Securities Co., Ltd. will be merged with Shinnei-Ishino Securities Co., Ltd. as of January 1, 2000 and the new company will be named
Sakura-Friend Securities Co., Ltd.

(3) The Company acts as a Distributor in Japan and Agent Company for the Fund in connection with the offering of shares in Japan.

(D) Capital Relationships

100% of the shares of Putnam Investment Management Company are held by Putnam Investments, Inc.

(E) Interlocking Directors and Officers




Names and functions of officers of the Fund who also are officers of the related companies are as follows:

                                                             (as of the filing date)
--------------------------------------------------------------------------------------
Name of                                      Investment           Transfer Agent and
Officer or                                   Management           Shareholder Service
Trustee                    Fund              Company              Agent
--------------------------------------------------------------------------------------
George Putnam              Chairman and      Chairman and         None
                           Trustee           Director
--------------------------------------------------------------------------------------
Charles E. Porter          Executive Vice    Managing Director    None
                           President
--------------------------------------------------------------------------------------
Patricia C. Flaherty       Senior Vice       Senior Vice          None
                           President         President
--------------------------------------------------------------------------------------
Lawrence J. Lasser         Trustee and       President and        None
                           Vice President    CEO
--------------------------------------------------------------------------------------
Gordon H. Silver           Vice President    Senior Managing      Director
                                             Director
--------------------------------------------------------------------------------------
John R. Verani             Vice President    Senior Vice          None
                                             President
--------------------------------------------------------------------------------------
Ian C. Ferguson            Vice President    Senior Managing      None
                                             Director
--------------------------------------------------------------------------------------
Brett C. Browchuk          Vice President    Managing Director    None
--------------------------------------------------------------------------------------
John J. Morgan, Jr.        Vice President    Managing Director    None
--------------------------------------------------------------------------------------
Justin M. Scott            Vice President    Managing Director    None
--------------------------------------------------------------------------------------
Omid Kamshad               Vice President    Managing Director    None
--------------------------------------------------------------------------------------
Mark D. Pollard            Vice President    Senior Vice          None
                                             President
--------------------------------------------------------------------------------------
Nigel P. Hart              Vice President    Senior Vice          None
                                             President
--------------------------------------------------------------------------------------
Nicholas Melhuish          Vice President    Vice President       None
--------------------------------------------------------------------------------------



IV. FINANCIAL CONDITION OF THE FUND

1. FINANCIAL STATEMENTS




Financial highlights

The financial highlights table is intended to help investors understand the Fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the Fund's Financial Statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the Fund's financial statements are included in the Fund's U.S. annual report to shareholders, which is available upon request.

Class M
(For a share outstanding throughout the period)

                                            Year ended June 30
                              ----------------------------------------------------
                              1999         1998           1997          1996
Net asset value,
beginning of period           $23.51       $18.85         $15.86        $13.90
----------------------------------------------------------------------------------
Investment operations
Net investment income            .02(c)       .20 (c)        .19 (c)       .24 (c)
----------------------------------------------------------------------------------
Net realized and
unrealized gain /(loss)
on investments                  (.85)        5.89           4.03          2.12
----------------------------------------------------------------------------------
Total from investment
operations                      (.83)        6.09           4.22          2.36
----------------------------------------------------------------------------------
Less distributions:
From net investment income      (.20)        (.30)          (.17)           --
----------------------------------------------------------------------------------
From net realized gain on
investments                     (.88)       (1.13)         (1.06)         (.40)
----------------------------------------------------------------------------------
In excess of net realized gain
on investments                  (.12)
----------------------------------------------------------------------------------
Total distributions            (1.20)       (1.43)         (1.23)         (.40)
----------------------------------------------------------------------------------
Net asset value,
end of period                 $21.48       $23.51         $18.85        $15.86
----------------------------------------------------------------------------------
Ratios and supplemental
data
Total investment return
at net asset value (%)(a)      (3.37)       34.56          27.91         17.28
Net assets, end of period
(in thousands)               $97,950      $42,614        $15,811        $4.047
----------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)       1.73         1.82           1.95          2.02
----------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets (%)                   .07          .99           1.10          1.59
Portfolio turnover rate (%)    65.08        48.86          55.45         38.85
----------------------------------------------------------------------------------

* Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts.

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.



The following financial documents are omitted here.

Report of independent accountants for the fiscal year ended June 30, 1999 Report of independent accountants for the year ended June 30, 1998

Statement of assets and liabilities June 30, 1999
Statement of operations Year ended June 30, 1999
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements June 30, 1999
Portfolio of investments owned June 30, 1999

Statement of assets and liabilities June 30, 1998
Statement of operations Year ended June 30, 1998
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period) Notes to financial statements June 30, 1998

2. CONDITION OF THE FUND




(a) Statement of Net Assets

                                                (As of the end of October 1999)
-----------------------------------------------------------------------------------
                                          USD                        JPY
-----------------------------------------------------------------------------------
                                                                (in thousands)
-----------------------------------------------------------------------------------
a. Total Assets                     1,871,365,315                 196,493,358
-----------------------------------------------------------------------------------
b. Total Liabilities                  101,261,854                  10,632,495
-----------------------------------------------------------------------------------
c. Total Net Assets                 1,770,103,461                 185,860,863
-----------------------------------------------------------------------------------
             (a-b)
-----------------------------------------------------------------------------------
d. Total Number of Shares     Class A. 39,056,151      Shares
-----------------------------------------------------------------------------------
   Outstanding                Class B. 35,484,792      Shares
-----------------------------------------------------------------------------------
                              Class C.  2,972,775      Shares
-----------------------------------------------------------------------------------
                              Class M.  3,978,848      Shares
-----------------------------------------------------------------------------------
e. Net Asset Value            Class A.      22.82                   \2,396.10
-----------------------------------------------------------------------------------
   per Share (c/d)            Class B.      22.16                   \2,326.80
-----------------------------------------------------------------------------------
                              Class C.      22.78                   \2,391.90
-----------------------------------------------------------------------------------
                              Class M.      22.54                   \2,366.70
-----------------------------------------------------------------------------------




Top 30 - 1

Top 30 - 2

V. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

   Japanese translation of the financial statements is attached to the Japanese version.

VI. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT TRUST SECURITIES

1. Transfer of the Shares

The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.

The Japanese investors who entrust the custody of their shares to the Distributor or a Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

No fee is chargeable for the transfer of shares.

2. The Closing Period of the Shareholders' Book

No provision is made.

3. There are no annual shareholders' meetings. Special shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.

4. No special privilege is granted to Shareholders.

The acquisition of Shares by any person may be restricted.

VI. REFERENCE INFORMATION

The following documents in relation to the Fund were filed with the Director of Kanto Local Finance Bureau.

July 1, 1998:            Amendment to Securities Registration Statement

December 18, 1998:       Securities Registration Statement

December 22, 1998:       Amendment to Securities Registration Statement

December 25, 1998:       Amendment to Securities Registration Statement

March 31, 1999:          Semi-annual Report (during the fifth term)

                         Amendment to Securities Registration Statement

June 18, 1999:           Securities Registration Statement

June 21, 1999:           Amendment to Securities Registration Statement

June 25, 1999:           Amendment to Securities Registration Statement





[Translation]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(NAV Sale)

PUTNAM EUROPE GROWTH FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director of Kanto Local Finance Bureau

                                              Filing Date: December 17, 1999

Name of the Registrant Trust:                 PUTNAM EUROPE GROWTH FUND

Name of Trustees:                             George Putnam
                                              John A. Hill
                                              William F. Pounds
                                              Jameson A. Baxter
                                              Hans H. Estin
                                              Ronald J. Jackson
                                              Paul L. Joskow
                                              Elizabeth T. Kennan
                                              Lawrence J. Lasser
                                              John H. Mullin, III
                                              Robert E. Patterson
                                              George Putnam, III
                                              A.J.C. Smith
                                              W. Thomas Stephens
                                              W. Nicholas Thorndike

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U. S. A.

Name and Title of Registration Agent:         Harume Nakano
                                              Attorney-at-Law
                                              Signature [Harume Nakano]
                                              -------------------------
                                              (Seal)

                                              Ken Miura
                                              Attorney-at-Law
                                              Signature [Ken Miura]
                                              ---------------------
                                              (Seal)

Address or Place of Business                  Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Name of Liaison Contact:                      Harume Nakano
                                              Ken Miura
                                              Attorneys-at-Law

                                              -ii-

Place of Liaison Contact:                     Hamada & Matsumoto
                                              Kasumigaseki Building, 25th Floor
                                              2-5, Kasumigaseki 3-chome
                                              Chiyoda-ku, Tokyo

Phone Number:                                 03-3580-3377

Public Offering or Sale for Registration

Name of the Fund Making Public                PUTNAM EUROPE GROWTH FUND
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of                  Up to 50 million Class M shares.
Foreign Investment Fund Securities            Up to the total amount obtained
to be Publicly Offered or Sold:               by aggregating the net asset
                                              value per Class M share in
                                              respect of 50 million Class M
                                              shares (The maximum amount
                                              expected to be sold is 1,102.5
                                              million U.S. dollars ( [YEN]
                                              115.7625 billion.)

Note 1: U.S. $amount is translated into Japanese Yen at the rate of U.S.$l.00= [YEN] 105.00, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 29, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M share as of April 30, 1999 (U.S.$22.05) by 50 million Class M shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 5.)


I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on June 15, 1999 due to the fact that the aforementioned Annual Securities Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to in the Original
SRS)

Part II. INFORMATION CONCERNING ISSUER (page 5 of the Original SRS)

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Annual Securities Report:

Before amendment                      After amendment
[Original SRS]                        [Aforementioned Annual Securities Report]

  I. DESCRIPTION OF THE FUND           I. DESCRIPTION OF THE FUND (the
                                          aforementioned Japanese Annual
                                          Securities Report)

 II. OUTLINE OF THE FUND              II. OUTLINE OF THE FUND (Ditto)

III. OUTLINE OF THE OTHER            III. OUTLINE OF THE OTHER RELATED
     RELATED COMPANIES                    COMPANIES (Ditto)

 IV. FINANCIAL CONDITIONS OF          IV. FINANCIAL CONDITIONS OF
     THE FUND                             THE FUND (Ditto)

  V. SUMMARY OF INFORMATION           VI. SUMMARY OF INFORMATION
     CONCERNING FOREIGN                   CONCERNING FOREIGN
     INVESTMENT FUND SECURITIES           INVESTMENT FUND SECURITIES
                                          (Ditt)

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00= [YEN] 105.00, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 29, 1999.

Note 2: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 3: In this report, "fiscal year" refers to a year from July 1 to June 30 of the following year.

VI. MISCELLANEOUS

(1) The following documents in relation to the Fund were filed with the Director of Kanto Local Finance Bureau.

      July 1, 1998:            Amendment to Securities Registration Statement
      December 18, 1998:       Securities Registration Statement
      December 22, 1998:       Amendment to Securities Registration Statement
      December 25, 1998:       Amendment to Securities Registration Statement
      March 31, 1999:          Semi-annual Report (during the fifth term)
                               Amendment to Securities Registration Statement
      June 18, 1999:           Securities Registration Statement
      June 21, 1999:           Amendment to Securities Registration Statement
      June 25, 1999:           Amendment to Securities Registration Statement

(2) The ornamental design is used in cover page of the Japanese Prospectus.

(3) The following must be set forth in the Prospectus.

Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Financial Condition of the Fund" in Part II,
Information on the Issuer, of the SRS.

(4) Summarized Preliminary Prospectus will be used.

Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.

(a) The content of the summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or at newspapers, magazines, Internet and other books.

(b) The layout, quality of papers, printing color, design etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.

(c) For information of the Fund's achievements, the changes of the net asset value per share and the fluctuation rates since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.

(d) For information of the status of the Fund, diversification of investment portfolio on type of assets and/or the name of country may be set out in the figures or graphs. As to such information the latest information which is available from time to time after the filing of the Securities Registration Statement may be set out.

Part III. SPECIAL INFORMATION

II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the Original SRS is amended to have the same contents as those provided in V.

FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the aforementioned Annual Securities Report: